Borrowings and debt - Schedule of short-term borrowings and debt, along with contractual interest rates (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Borrowings and debts
Principal	$ 2,151,975	$ 1,547,845
Current debt instruments issued	42,250	34,213
Total short-term borrowings and debt	2,195,606	1,582,058
US dollar
Borrowings and debts
Total short-term borrowings and debt	1,593,531	1,401,122
Mexican peso
Borrowings and debts
Total short-term borrowings and debt	405,830	180,936
Japanese yen
Borrowings and debts
Total short-term borrowings and debt	196,245	0
Short Term Borrowings And Debt
Borrowings and debts
Total short-term borrowings and debt	2,194,225	1,582,058
Short Term Borrowings
Borrowings and debts
Principal	2,151,975	1,547,845
Short Term Borrowings | Short-term borrowings
Borrowings and debts
Principal	2,153,351	1,547,845
Short Term Debt
Borrowings and debts
Principal	42,255	34,213
Total short-term borrowings and debt	42,250	34,213
At fixed interest rates | Short Term Borrowings
Borrowings and debts
Principal	1,584,776	1,102,621
At floating interest rates | Short Term Borrowings
Borrowings and debts
Principal	568,575	445,224
Current debt instruments issued	(1,376)	0
At floating interest rates | Short Term Debt
Borrowings and debts
Principal	42,255	34,213
Current debt instruments issued	$ (5)	$ 0
Top of range [member] | At fixed interest rates | Short Term Borrowings And Debt | US dollar
Borrowings and debts
Borrowings, interest rate	6.52%	2.02%
Top of range [member] | At floating interest rates | US dollar
Borrowings and debts
Borrowings, interest rate	5.72%	0.81%
Top of range [member] | At floating interest rates | Mexican peso
Borrowings and debts
Borrowings, interest rate	12.00%	6.56%
Top of range [member] | At floating interest rates | Japanese yen
Borrowings and debts
Borrowings, interest rate	1.23%
Minimum of the year | At fixed interest rates | Short Term Borrowings And Debt | US dollar
Borrowings and debts
Borrowings, interest rate	1.53%	0.50%
Minimum of the year | At floating interest rates | US dollar
Borrowings and debts
Borrowings, interest rate	4.90%	0.35%
Minimum of the year | At floating interest rates | Mexican peso
Borrowings and debts
Borrowings, interest rate	10.97%	5.39%
Minimum of the year | At floating interest rates | Japanese yen
Borrowings and debts
Borrowings, interest rate	0.84%